Stockholders’ Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Oct. 19, 2023	Oct. 04, 2023	Mar. 31, 2023	Dec. 31, 2022
Stockholders' Deficit [Line Items]
Preferred stock shares authorized	20,000,000	20,000,000				20,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares issued	0	0				0
Preferred stock, shares outstanding	0	0				0
Common stock shares authorized	600,000,000	600,000,000				600,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Common stock shares issued	16,022,566	15,344,864				6,221,992
Common Stock shares outstanding	16,022,566	15,344,864				6,221,992
Warrants price (in Dollars per share)		$ 0.01			$ 0.01
Warrant redemption period	30 days	30 days
Number of trading days	30 days	20 days
Commencing days after the business combination	30 days
Public Warrants [Member]
Stockholders' Deficit [Line Items]
Number of warrants issued	1	1
Warrants price (in Dollars per share)	$ 11.5	$ 11.5
Warrants outstanding	11,500,000	11,500,000
Private Sale Warrants [Member]
Stockholders' Deficit [Line Items]
Number of warrants issued		1
Warrants price (in Dollars per share)		$ 11.5
Private Placement Warrants [Member]
Stockholders' Deficit [Line Items]
Warrants outstanding	10,050,000	10,050,000
Warrant [Member]
Stockholders' Deficit [Line Items]
Warrants price (in Dollars per share)	$ 0.01	$ 0.01
Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock shares authorized		20,000,000
Preferred stock par value (in Dollars per share)		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock shares authorized		600,000,000
Common stock par value (in Dollars per share)		$ 0.0001				$ 0.0001
Common stock shares issued		15,344,864
Common Stock shares outstanding						6,221,992
Common stock vote description		Each share of Common Stock has one vote and has similar rights and obligations.
Number of trading days	20 days	20 days
Class A Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares issued				0.9
Number of trading days	20 days
Class A Common Stock [Member] | Warrant [Member]
Stockholders' Deficit [Line Items]
Redemption of warrant price per share (in Dollars per share)	$ 18	18
Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock shares authorized	20,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001
Common Stock [Member]
Stockholders' Deficit [Line Items]
Common stock shares authorized	600,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock shares issued	16,022,566	15,344,864	2,194,453
Common Stock shares outstanding	16,022,566	15,344,864
IPO [Member] | Warrant [Member]
Stockholders' Deficit [Line Items]
Number of warrants issued	21,550,000	21,550,000
PCCT [Member]
Stockholders' Deficit [Line Items]
Number of warrants issued	1
Warrants price (in Dollars per share)	$ 11.5